SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: -       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.         Financial statements in U.S. dollars:

The reporting and functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and Compugen USA, Inc. have operated and expect to continue to operate in the foreseeable future.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

c.         Basis of consolidation:

The consolidated financial statements include the accounts of the Company and Compugen USA, Inc. Intercompany transactions and balances have been eliminated upon consolidation.

d.         Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Restricted cash:

Restricted cash held in interest bearing saving accounts which are used as a security for the Company's Israeli facility leasehold bank guarantee, foreign currency derivative contracts, and credit card security for Compugen USA Inc.

f.	Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

The short-term bank deposits as of December 31, 2018 and 2017 are in U.S. dollars and bear an annual average interest rate of 2.35% and 1.46%, respectively.

g.         Marketable securities:

The Company accounts for its investment in Evogene Ltd. ("Evogene") in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial and other income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments is below the cost basis of such securities and is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. During the year 2016, no impairment losses have been identified.

As of December 31, 2016 the Company sold its entire holdings in its marketable securities.

h.         Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

i.          Impairment of long-lived assets:

The long-lived assets of the Company and Compugen USA, Inc. are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2018, 2017 and 2016, no impairment losses have been identified.

j.          Revenue recognition:

The Company generates revenues mainly from its collaborative and license agreements. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestone achievements.

The Company has adopted the new revenue standard, Topic 606 – “Revenue from Contracts with Customers”, as of January 1, 2018, using a modified retrospective adoption transition to each prior reporting period presented. The adoption did not have an effect over the Consolidated Financial Statements on the adoption date and no adjustment to prior year consolidated financial statements was required.

The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 606. In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

•	Identification of the contract, or contracts, with a customer

•
Identification of the performance obligations in the contract - At contract inception, the Company assesses the goods or services promised in a contract with a customer and identifies those distinct goods and services that represent a performance obligation. A promised good or service may not be identified as a performance obligation if it is immaterial in the context of the contract with the customer, if it is not separately identifiable from other promises in the contract (either because it is not capable of being separated or because it is not separable in the context of the contract), or if the performance obligation does not provide the customer with a material right.

•
Determination of the transaction price - The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration will only be included in the transaction price when it is not considered constrained, which is when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

•
Allocation of the transaction price to the performance obligations in the contract - If it is determined that multiple performance obligations exist, the transaction price is allocated at the inception of the agreement to all identified performance obligations based on the relative standalone selling prices. The relative selling price for each deliverable is estimated using objective evidence if it is available. If objective evidence is not available, the Company uses its best estimate of the selling price for the deliverable.

•
Recognition of revenue when, or as, the Company satisfies a performance obligation - Revenue is recognized when, or as, the Company satisfies a performance obligation by transferring a promised good or service to a customer. An asset is transferred when, or as, the customer obtains control of that asset, which for a service is considered to be as the services are received and used.

After contract inception, the transaction price is reassessed at every period end and updated for changes such as resolution of uncertain events. Any change in the transaction price is allocated to the performance obligations on the same basis as at contract inception.

The Company entered into an exclusive license agreement with AstraZeneca. Under the terms of the agreement, Compugen provided AstraZeneca with an exclusive license to intellectual property ("IP”) rights of the Company for the development of bi-specific and multi-specific antibody products derived from a Compugen pipeline program Compugen received a $ 10,000 upfront nonrefundable payment and is eligible to receive up to $ 200,000 in development, regulatory and commercial milestones for the first product as well as tiered royalties on future product sales.

Under ASC 606, the Company determined the license to the IP to be a functional IP that has significant standalone functionality. The Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the IP. Therefore, the license to the IP is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to the customer.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable consideration is resolved). Therefore, as the milestone payments are not probable, revenue was not recognized in respect to such milestone payments.

Sales- or usage-based royalties to be received in exchange for licenses of IP are recognized at the later of when (1) the subsequent sale or usage occurs or (2) the performance obligation to which some or all of the sales- or usage-based royalty has been allocated is satisfied (in whole or in part). As royalties are payable based on future Commercial Sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

On April 17, 2016 the Company achieved the first substantive milestone with respect to the second licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 400 in accordance with the criteria prescribed under ASC 605-28.

On September 20, 2018 the Company achieved the fourth substantive milestone with respect to the remaining licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 7,800 in accordance with the criteria prescribed under ASC 606.

For information regarding disaggregated revenues, please refer to Note 10 below.

k.         Cost of revenues:

Cost of revenues consist mainly of research and development expenses attributed to the Bayer Agreement, as well as certain royalties paid.

l.          Research and development expenses, net:

Research and development costs are charged to the statement of comprehensive loss as incurred and are presented net of the amount of any grants the Company receive for research and development in the period in which the grant was received.

The portion of the Bristol-Myers Squibb $ 12,000 investment over the fair market value of the shares issued in the amount of $ 4,121 was considered as deferred participation of Bristol-Myers Squibb in R&D expenses which will be amortized over the period of the clinical trial based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements”, see Note 1f and Note 7b.

m.        Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and is in large part covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. The value of these deposits and policies is recorded as an asset in the Company's balance sheet.Pursuant to Section 14 of the Israeli Severance Pay Law, for Israeli employees under this section, the Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2018, 2017 and 2016 amounted to approximately $ 556, $ 365 and $ 486, respectively.

n.         Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company accounts for forfeitures as they occur. The value of the pro-rata portion of the award, assuming no forfeiture, is recognized in the Company's consolidated statement of comprehensive loss as an expense over the requisite service periods. Upon forfeiture the expense is adjusted so that expense is recognized for the portion of the award that actually vested.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company used the following weighted-average assumptions for options granted to employees and directors:

	Year ended December 31,
	2018	2017	2016

Volatility	53.21%	50.7%	50.7%
Risk-free interest rate	2.9%	1.86%	1.17%
Dividend yield	0%	0%	0%
Expected life (years)	4.9	4.8	4.7

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

o.         Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the U.S. Generally, these deposits may be redeemed upon demand and bear minimal risk.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company's derivative instruments is major financial institution.

p.          Basic and diluted loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding share options and warrants for the years ended December 31, 2018, 2017 and 2016 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2018, 2017 and 2016 the total weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share were 8,780,532, 8,774,219 and 7,943,914, respectively.

q.         Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2018, and 2017, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740-10.

r.          Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputting that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable and prepaid expenses, trade payable and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in foreign currency derivative contracts at fair value (see also Note 9).

s.         Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging". ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of December 31, 2018 and 2017, the Company had outstanding forward contracts in the notional amount of $ 0 and $ 177, respectively. The contracts as of December 31, 2017, were for a period of half a month ended January 12, 2018. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and as such during 2018 ,2017 and 2016 total gains in the amounts of $ 20, $ 422 and $ 75, respectively, were recognized and were classified to operating expenses as effective hedge. As of December 31, 2018, 2017 and 2016 an unrealized gain in the amount of $ 0, $ 17 and $ 7, respectively, were recognized under other comprehensive income (loss). The fair value of the Company's outstanding forward contracts at December 31, 2018 and 2017 amounted to unrealized gain of $ 0 and $ 17, respectively.

t.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general-purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company elected to present the comprehensive income (loss) in a single continuous statement.

The Company determined that its items of other comprehensive income (loss) relate to unrealized gains (losses) on foreign currency derivative contracts and unrealized gains (losses) on available- for- sale marketable securities.

u.	Recently adopted Accounting Standards:

The Company adopted Topic 606 – “Revenue from Contracts with Customers” with a date of initial application of January 1, 2018. Please refer to Note 2j.

Recently issued accounting standards, not yet adopted.

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). ASC 842 supersedes the previous leases standard, ASC 840, "Leases". The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use ("ROU") asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. The company may elect, as a practical expedient, to account for leases with a term of 12 months or less in a manner similar to the accounting under existing guidance for operating leases today. In July 2018, the FASB issued amendments in ASU 2018-11, which provide another transition method in addition to the existing transition method, by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, and to not apply the new guidance in the comparative periods they present in the financial statements. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and the Company has elected to apply the standard retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. The Company also elected the available practical expedients on adoption. To adopt this new standard, the Company has implemented changes to its existing systems and processes in conjunction with a review of existing vendor agreements. The Company expects adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of ROU asset and lease liability of approximately $ 5,000 to $ 5,500 at January 1, 2019.

The most significant impact from recognition of ROU assets and lease liabilities relates to the Company's office spaces. However, the Company does not anticipate that the adoption of this standard will have a material impact on the operating expenses in its consolidated statements of comprehensive loss since the expense recognition under this new standard will be similar to current practice. The Company's financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non-USD denominated currencies.

In June 2018, the FASB issued ASU 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” This ASU supersedes ASC 505-50, “Equity—Equity Based Payments to Non-Employees,” and expands the scope of ASC 718, “Compensation – Stock Compensation,” to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. For public companies that file with the SEC, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606, “Revenue from Contracts with Customers.” The adoption of this guidance is not expected to have a material impact on the Company’s financial statements.